PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Nov. 30, 2012 PRC subsidiaries of Recruit	Dec. 31, 2012 PRC subsidiaries of Recruit item	Dec. 31, 2011 PRC subsidiaries of Recruit item	Dec. 31, 2012 PRC subsidiaries of Recruit	Jun. 30, 2012 PRC subsidiaries of Recruit
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposits of share repurchase		$ 21,455	$ 21,455
Advances to suppliers	10,160	14,042
Receivables related to online gaming and social commerce business	8,628	7,100
Interest income receivable	2,708	6,290
Prepaid expenses	3,216	5,402
Other current assets	2,923	3,479
Rental deposits	1,956	1,621
Total	29,591	59,389
Prepayments to certain merchants for social commerce business	8,517	9,455
Allowance provided for the advance to suppliers of social commerce business	1,020
Non-interest bearing loans
Number of PRC subsidiaries of Recruit to whom the entity made non-interest bearing loan					3	3
Non-interest bearing loan made to three PRC subsidiaries of Recruit							4,280
Non-interest bearing loan repaid by three PRC subsidiaries of Recruit							377
Valuation allowance provided against the outstanding loan balance								3,903
Proceeds from liquidation of three PRC subsidiaries				360
Net valuation allowance	$ 3,543				$ 3,543